Revenue - Disclosure of revenue (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,234,450	$ 721,519	$ 1,275,804
Digitization [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	819,604	354,620	1,255,982
Non-Lethal [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	411,758	330,658	0
Training and services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	34,590	0
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,088	1,651	19,822
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	42,780	389,210	1,238,063
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	743,200	332,309	37,741
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	448,470	0	0
Products and services transferred over time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	819,604	389,210	1,238,063
Products transferred at a point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 414,846	$ 332,309	$ 37,741